DEBT (Details 12) (USD $) In Millions, unless otherwise specified				0 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Oct. 12, 2012 14.875% Senior Unsecured Notes due 2020	Feb. 03, 2013 14.875% Senior Unsecured Notes due 2020	Feb. 01, 2013 14.875% Senior Unsecured Notes due 2020	Apr. 12, 2012 14.875% Senior Unsecured Notes due 2020 payment	Apr. 12, 2012 14.875% Senior Unsecured Notes due 2020 Prior to April 12, 2015
Components of long-term debt
Note issued, amount outstanding	$ 5,688	$ 7,329	$ 5,462	$ 813			$ 757
Note issued, issue discount							30
Note issued, interest rate						14.875%	14.875%
Number of interest payments to be paid in kind							11
Paid in kind interest				$ 56	$ 56
Optional prepayment price percentage								100.00%